January 17, 2025	Rita Rubin T +1 312 845 1241 rita.rubin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, DC 20549-1090

Re:	First American Funds Trust
Registration Statement on Form N-1A
(File Nos. 333-260527 and 811-23751)

Ladies and Gentlemen:

On behalf of First American Funds Trust (the "Trust"), we are today filing, pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Act"), by electronic submission via EDGAR, Post-Effective Amendment No. 4 (the "Amendment") to the Trust's Registration Statement on Form N-1A under the Act (the "Registration Statement").

The Amendment is being filed in connection with the Trust's registration of Class X shares of the U.S. Treasury Money Market Fund. Pursuant to paragraph (a)(1) of Rule 485 under the Act, it is intended that this Amendment become effective on March 18, 2025, unless superseded by a subsequent filing.

Please direct any questions you may have with respect to this filing to me (at 312-845-1241) or to Paulita Pike (at 312-845-1212) of this firm.

Sincerely,

/s/ Rita Rubin
Rita Rubin